Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities:
Net income (loss)	$ 467	$ (454)	$ 687
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation of property, plant and equipment	162	159	145
Amortization of operating lease right-of-use assets	935	841	1,074
Expected credit loss provision	51
Write-down of inventories	89	125	39
Gain on disposal of property, plant and equipment	(14)	(9)	(16)
Share-based compensation expenses	87	93	181
Changes in operating assets and liabilities:
Accounts receivable	(1,346)	1,017	232
Deferred tax	(435)	349	209
Inventories	(167)	(301)	(559)
Prepaid expenses and other current assets	(275)	(112)	58
Accounts payable	153	(390)	(121)
Accrued expenses and other current liabilities	190	(87)	(570)
Operating lease liabilities	(871)	(795)	(909)
Income tax payable	541	(521)	1
Income tax recoverable	(7)
Long-term deposits	276	(19)	(9)
Net cash provided by (used in) operating activities	(164)	(104)	442
Cash flows from investing activities:
Placement of time deposits	(1,075)
Purchase of property, plant and equipment	(134)	(88)	(91)
Proceeds from disposal of property, plant and equipment	14	10	27
Net cash used in investing activities	(1,195)	(78)	(64)
Cash flows from financing activities:
Share options exercised	20	79
Cash dividends paid	(569)	(981)	(297)
Net cash used in financing activities	(549)	(902)	(297)
Net increase (decrease) in cash and cash equivalents	(1,908)	(1,084)	81
Cash and cash equivalents at the beginning of year	7,757	8,827	8,827
Effect of exchange rate changes on cash and cash equivalents	161	14	(81)
Cash and cash equivalents at the end of year	6,010	7,757	8,827
Supplemental disclosure of cash flow information:
Income taxes	$ 2	$ 27	$ 10